Related Party Transactions (Details) - Schedule of current amounts were outstanding - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Related party transactions [Abstract]
Trade and other receivables by related parties	$ 13,474	$ 14,042		$ 12,400
Loans owed by related parties	2,272	2,314
Less: provisions	(11,838)	(11,769)
Amounts owed by related parties, net	3,908	4,587
Trade and other receivables by related parties	8,083	6,135		4,200
Loans owed by related parties	13,150	13,151
Amounts owed to related parties	21,233	19,286
Current	21,233	19,286	[1]	$ 24,393	[1]
Non-current	$ 0	$ 0

[1]	Refer to Note 4. Independent Investigation and Restatement